Note 17 - Supplemental Oil and Gas Disclosures (Unaudited) (Details Textual) Mcfe in Thousands			4 Months Ended	8 Months Ended	12 Months Ended
		Oct. 01, 2019 MMBoe	Dec. 31, 2020 MMBoe Mcfe	Aug. 21, 2020 MMBoe Mcfe	Dec. 31, 2020 MMBoe Mcfe $ / MMBTU $ / Boe $ / MMcf $ / bbl	Dec. 31, 2019 MMBoe Mcfe $ / MMBTU $ / Boe $ / MMcf $ / bbl	Dec. 31, 2018 MMBoe Mcfe
Proved Developed and Undeveloped Reserve, Net (Energy), Ending Balance (Millions of Barrels of Oil Equivalent)			22,515	10,274	22,515	11,497	3,271
Proved Developed and Undeveloped Reserve, Net (Energy), Period Increase (Decrease), Total (Millions of Barrels of Oil Equivalent)			14,279
Oil and Gas, Exploratory Well Drilled, Production, Gross, Number			3	3		2
Oil and Gas, Exploratory Well Drilled, Production, Net, Number			3	3		1.8
Oil and Gas, Exploratory Well Drilled, Completion, Gross, Number			9			5
Oil and Gas, Exploratory Well Drilled, Completion, Net, Number			8.9			5
Oil and Gas, Proved Undeveloped Reserves, Well Drilled, Gross, Number			15			13
Oil and Gas, Proved Undeveloped Reserves, Well Drilled, Net Productive, Number			12.4			4.4
Proved Developed and Undeveloped Reserve, Revision of Previous Estimate (Energy) (Millions of Barrels of Oil Equivalent)			(1,603)	(2,120)		655
Proved Developed and Undeveloped Reserve, Revision of Previous Estimate (Energy), Well Performance (Millions of Barrels of Oil Equivalent)			(1,112)	(1,975)		789
Proved Developed and Undeveloped Reserve, Revision of Previous Estimate (Energy), Proved Undeveloped Removed (Millions of Barrels of Oil Equivalent)			(409)
Proved Developed and Undeveloped Reserve, Revision of Previous Estimate (Energy), Price Differentials (Millions of Barrels of Oil Equivalent)			(98)	(173)		(80)
Proved Developed and Undeveloped Reserve, Revision of Previous Estimate (Energy), Forecast Operating Expenses (Millions of Barrels of Oil Equivalent)			16	28		(54)
Proved Developed and Undeveloped Reserve, Production (Energy) (Millions of Barrels of Oil Equivalent)			435	270		168
Oil and Gas, Well Acquired				3
Proved Developed and Undeveloped Reserve, Purchase of Mineral in Place (Energy) (Millions of Barrels of Oil Equivalent)				50
Proved Developed and Undeveloped Reserve, Extension and Discovery (Energy) (Millions of Barrels of Oil Equivalent)			14,279	1,117		6,593
Proved Developed and Undeveloped Reserve, Contribution from Subsidiary (Energy) (Millions of Barrels of Oil Equivalent)		1,146				1,146
Proved Developed Reserves (Energy) (Millions of Barrels of Oil Equivalent)	[1]		10,282		10,282	4,964
Oil [Member]
Oil and Gas, Average Sale Price (in USD per Barrel of Oil) | $ / bbl					39.57	55.69
Oil and Gas, Estimated Realized Price (in USD per Barrel of Oil) | $ / bbl					38.08	50.57
Proved Developed and Undeveloped Reserve, Net (Energy), Ending Balance (Millions of Barrels of Oil Equivalent)			19,032	8,633	19,032	9,372	2,914
Proved Developed and Undeveloped Reserve, Revision of Previous Estimate (Energy) (Millions of Barrels of Oil Equivalent)			(1,180)	(1,555)		217
Proved Developed and Undeveloped Reserve, Production (Energy) (Millions of Barrels of Oil Equivalent)			398	236		145
Proved Developed and Undeveloped Reserve, Purchase of Mineral in Place (Energy) (Millions of Barrels of Oil Equivalent)				44
Proved Developed and Undeveloped Reserve, Extension and Discovery (Energy) (Millions of Barrels of Oil Equivalent)			11,977	1,008		5,413
Proved Developed and Undeveloped Reserve, Contribution from Subsidiary (Energy) (Millions of Barrels of Oil Equivalent)						973
Proved Developed Reserves (Energy) (Millions of Barrels of Oil Equivalent)	[1]		8,730		8,730	4,091
Natural Gas [Member]
Oil and Gas, Average Sale Price (in USD per Barrel of Oil) | $ / MMBTU					1.985	2.578
Oil and Gas, Estimated Realized Price (in USD per Barrel of Oil) | $ / MMcf					1.304	0.1
Proved Developed and Undeveloped Reserve, Net (Energy), Ending Balance (Millions of Barrels of Oil Equivalent) | Mcfe			7,939	3,711	7,939	4,654	809
Proved Developed and Undeveloped Reserve, Revision of Previous Estimate (Energy) (Millions of Barrels of Oil Equivalent) | Mcfe			(875)	(1,144)		887
Proved Developed and Undeveloped Reserve, Production (Energy) (Millions of Barrels of Oil Equivalent) | Mcfe			112	87		139
Proved Developed and Undeveloped Reserve, Purchase of Mineral in Place (Energy) (Millions of Barrels of Oil Equivalent) | Mcfe				36
Proved Developed and Undeveloped Reserve, Extension and Discovery (Energy) (Millions of Barrels of Oil Equivalent) | Mcfe			5,215	252		2,528
Proved Developed and Undeveloped Reserve, Contribution from Subsidiary (Energy) (Millions of Barrels of Oil Equivalent) | Mcfe						569
Proved Developed Reserves (Energy) (Millions of Barrels of Oil Equivalent) | Mcfe	[1]		3,572		3,572	1,952
Natural Gas Liquids [Member]
Oil and Gas, Estimated Realized Price (in USD per Barrel of Oil) | $ / Boe					12.27	21.17
Proved Developed and Undeveloped Reserve, Net (Energy), Ending Balance (Millions of Barrels of Oil Equivalent)			2,160	1,022	2,160	1,349	222
Proved Developed and Undeveloped Reserve, Revision of Previous Estimate (Energy) (Millions of Barrels of Oil Equivalent)			(277)	(374)		290
Proved Developed and Undeveloped Reserve, Production (Energy) (Millions of Barrels of Oil Equivalent)			18	20
Proved Developed and Undeveloped Reserve, Purchase of Mineral in Place (Energy) (Millions of Barrels of Oil Equivalent)
Proved Developed and Undeveloped Reserve, Extension and Discovery (Energy) (Millions of Barrels of Oil Equivalent)			1,433	67		759
Proved Developed and Undeveloped Reserve, Contribution from Subsidiary (Energy) (Millions of Barrels of Oil Equivalent)						78
Proved Developed Reserves (Energy) (Millions of Barrels of Oil Equivalent)	[1]		957		957	548
Oil Reserves, Non-producing [Member]
Proved Developed Reserves (Energy) (Millions of Barrels of Oil Equivalent)			4,517		4,517	3,101
Natural Gas Reserves, Non-producing [Member]
Proved Developed Reserves (Energy) (Millions of Barrels of Oil Equivalent) | Mcfe			1,912		1,912	1,454
Natural Gas Liquids Reserves, Non-producing [Member]
Proved Developed Reserves (Energy) (Millions of Barrels of Oil Equivalent)			517		517	447

[1]	As of December 31, 2020 and 2019, proved developed reserves includes proved developed non-producing reserves of 4,517 and 3,101 MBbl of crude oil, 1,912 and 1,454 MMcf of natural gas and 517 and 447 MBbl of natural gas liquids, respectively.